NOTE PAYABLE	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
NOTE PAYABLE

4. NOTE PAYABLE

On May 20, 2022, the Company entered into a one-year Directors and Officers Liability Insurance agreement for $439,122. Under the terms of the agreement, the Company made a down payment of $88,000, with the remaining balance financed over the remaining term at an annual percentage rate of 3.95%. Beginning June 2022, the Company will make 10 monthly payments of $35,751, with the last payment expected to be made in March 2023. At the end of September 30, 2022, the outstanding balance on the note payable was $212,056.